Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Sales
Products	$ 1,431,621	$ 1,212,224	$ 2,704,593
Services	3,103,319	3,007,235	2,411,913
Total Sales	4,534,940	4,219,459	5,116,506
Costs of Sales
Products	710,620	665,382	1,167,493
Services	2,546,258	2,990,089	2,381,605
Total Costs of Sales	3,256,878	3,655,471	3,549,098
Gross Profit	1,278,062	563,988	1,567,408
Operating Expenses
Research and development	626,285	399,212	472,810
Sales and marketing	1,140,029	1,549,460	2,122,203
General and administrative	2,728,553	2,703,301	3,859,202
Total Operating Expenses	4,494,867	4,651,973	6,454,215
Loss from Operations	(3,216,805)	(4,087,985)	(4,886,807)
Other Income (Expense)
Net gain (loss) from equity method investment	100,000	(55,735)	(159,000)
Recognition of accumulated foreign currency translations adjustments		(203,553)
Foreign exchange gain (loss)	10,216	21,366	(24,398)
Loss from change in fair value of contingent consideration	(154,137)	(280,296)	(705,355)
Loss from impairment of long-lived assets	(99,020)
Loss from write off harmonized sales tax receivable	(208,138)
Interest and discount accretion	(1,393,665)	(1,365,267)	(217,337)
Total Other Income (Expense)	(1,744,744)	(1,883,485)	(1,106,090)
Net Loss	(4,961,549)	(5,971,470)	(5,992,897)
Other Comprehensive Income (Loss)		203,553	(116,524)
Net Comprehensive Loss	$ (4,961,549)	$ (5,767,917)	$ (6,109,421)
Net Loss per share basic and diluted	$ (0.03)	$ (0.05)	$ (0.05)
Weighted average common shares outstanding-basic and diluted	164,701,958	122,809,928	117,260,870